Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

10Earnings per share

(a)Basic earnings per share

The calculation of basic earnings per share has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

(i)Profit attributable to ordinary shareholders (basic):

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Profit attributable to the equity shareholders of the Company	1,768,926	1,248,405	2,617,560	1,205,045
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(424)	—	—	—

Profit used to determine basic earnings per share	1,768,502	1,248,405	2,617,560	1,205,045

The unvested restricted shares granted to employees under the 2020 Share Incentive Plan (see Note 27) are entitled to non-forfeitable dividends during the vesting period. For the purpose of calculating basic earnings per share, the numerators are thus be adjusted for the undistributed earnings attributed to these unvested shares in accordance with their participating rights, which have not been recognized in profit or loss.

(ii)Weighted-average number of ordinary shares (basic):

The weighted average number of ordinary shares were calculated as follows:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	Number of shares	Number of shares	Number of shares	Number of shares
Issued ordinary share at the beginning of the year/period	1,202,646,619	1,244,854,689	1,243,332,789	1,233,993,805
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	40,181,685	—	—	—
Effect of shares released from share incentive plan (Note 27)	2,878,812	281,729	1,311,146	1,615,301
Effect of repurchase of shares (Note 26(b)(v))	(2,386,739)	(209,553)	(5,249,672)	(9,147,380)

Weighted average number of ordinary shares	1,243,320,377	1,244,926,865	1,239,394,263	1,226,461,726

(b)Diluted earnings per share

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potential dilutive ordinary shares.

For the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025, the calculation of diluted earnings per share were based on the profit attributable to ordinary equity shareholders of the Company of RMB1,768,926,000, RMB1,248,405,000, RMB2,617,560,000 and RMB1,205,045,000 respectively, and the weighted average number of ordinary shares, after adjusting by the dilutive effect of share incentive plan, calculated as follows:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	Number of shares	Number of shares	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,243,320,377	1,244,926,865	1,239,394,263	1,226,461,726
Dilutive effect of share incentive plan (Note 27)	7,224,739	6,708,997	7,423,354	7,075,845

Weighted average number of ordinary shares, diluted	1,250,545,116	1,251,635,862	1,246,817,617	1,233,537,571